Vessels and other fixed assets, net, Advances for vessels under construction and Vessel held for sale (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	151
Other Nonrecurring Gain	$ 4,740	$ 33,980	$ 8,794
Asset Impairment Charges	0	0
Gain (Loss) on Disposition of Property Plant Equipment	$ 43,287	29,399	$ 0
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned	2
Debt Instrument, Collateral Amount	$ 39,739
Five Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity DWT	82,000
Date Delivered to Star Bulk	November 2025 through August 2026
Contractual Obligation	$ 156,400
Contractual Obligation, to be Paid, Year One	76,050
Contractual Obligation, to be Paid, Remainder of Fiscal Year	$ 80,350
Star Pavlina Constructive Total Loss [Member]
Property, Plant and Equipment [Line Items]
Other Nonrecurring Gain		28,163
Star Pavlina War Risk Insurance [Member]
Property, Plant and Equipment [Line Items]
Other Nonrecurring Gain		$ 2,658
Eleven of Fifteen Company's Vessels to be sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers		2023
Remaining Four of Fifteen Company's Vessels to be sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers		2024
Sale of 15 Vessels [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 17,838
Gain (Loss) on Disposition of Property Plant Equipment		$ 29,399
Crested Eagle Vessel To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	April 18, 2024
Stellar Eagle Vessel To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	June 5, 2024
Big Bang Pantagruel Star Audrey Star Pyxis Star Paola Crowned Eagle Star Iris Star Hydrus Star Triumph Imperial Eagle And Diva [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	December 31, 2024
Sale Of Eleven Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 43,287
Sale Of Vessel Bittern [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 1,800
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral	143
Number of vessels owned	151
Debt Instrument, Collateral Amount	$ 3,078,857